Short-Term Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM LOAN

NOTE 9. SHORT-TERM LOAN

On March 17, 2020, Shandong Tengjunxiang and China Construction Bank entered into a one-year bank loan agreement in an amount of RMB 3,000,000, equivalent to $459,770. The term started March 17, 2020 with the maturity date on March 17, 2021. The loan balance bore an interest rate of 4.025% per annum. The Company repaid the loan together with the accrued interest in full on March 17, 2021.

During the three months ended June 30, 2022 and 2021, the Company recorded interest expense of $0. During the six months ended June 30, 2022 and 2021, the Company recorded interest expense of $0 and $4,973, respectively.

NOTE 7. SHORT-TERM LOAN

On March 17, 2020, Shandong Tengjunxiang and China Construction Bank entered into a one-year bank loan agreement in an amount of RMB 3,000,000, equivalent to $459,770. The term started March 17, 2020 with the maturity date on March 17, 2021. The loan balance bears interest rate of 4.025% per annum. The Company repaid the loan in full amount on March 17, 2021.

During the year ended December 31, 2021 and 2020, the Company recorded interest expense of $5,002 and $15,162, respectively.